FINANCIAL RISK MANAGEMENT (Financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1]	Dec. 31, 2014
Financial assets [abstract]
Receivables	$ 488,718		$ 127,241
Derivative financial instruments	2,304		316
Trade receivables	1,011,430
Trade receivables, net			635,015
Other investments	135,865		150,851
Cash and cash equivalents	337,779	[1]	183,463	[1]	$ 151,491		$ 213,303
Total Assets	1,976,096		1,096,886
Financial liabilities [abstract]
Other liabilities	116,549		35,107
Trade payables	860,767		580,941
Derivative financial liabilities	6,001		287
Finance lease liabilities	77,035
Borrowings	3,221,907		1,218,635
Total Liabilities	4,282,259		1,834,970
Derivatives
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial liabilities	6,001		287
Finance lease liabilities	0
Borrowings	0		0
Total Liabilities	6,001		287
Other financial liabilities
Financial liabilities [abstract]
Other liabilities	116,549		35,107
Trade payables	860,767		580,941
Derivative financial liabilities	0		0
Finance lease liabilities	77,035
Borrowings	3,221,907		1,218,635
Total Liabilities	4,276,258		1,834,683
Held to maturity
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial liabilities	0		0
Finance lease liabilities	0
Borrowings	0		0
Total Liabilities	0		0
Loans and receivables
Financial assets [abstract]
Receivables	488,718		127,241
Derivative financial instruments	0		0
Trade receivables	1,011,430
Trade receivables, net			635,015
Other investments	30,231		52,995
Cash and cash equivalents	101,444		83,437
Total Assets	1,631,823		898,688
Assets at fair value through profit and loss
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	2,304		316
Trade receivables	0
Trade receivables, net			0
Other investments	99,505		83,117
Cash and cash equivalents	236,335		100,026
Total Assets	338,144		183,459
Held to maturity
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	0		0
Trade receivables	0
Trade receivables, net			0
Other investments	6,129		14,739
Cash and cash equivalents	0		0
Total Assets	$ 6,129		$ 14,739

[1]	It includes restricted cash of USD 50, USD 83 and USD 88 as of December 31, 2017, 2016 and 2015, respectively. In addition, the Company had other investments with a maturity of more than three months for USD 135,864, USD 150,851 and USD 237,191 as of December 31, 2017, 2016 and 2015, respectively.